Shareholder Report	12 Months Ended	86 Months Ended
	May 31, 2024 USD ($) holding	May 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY MUNICIPAL TRUST
Entity Central Index Key	0000746458
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000017685 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Municipal Fund
Class Name	Investor Class
Trading Symbol	ABHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Municipal Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund Investor Class returned 5.30% for the reporting period ended May 31, 2024.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Aided by a late-2023 rally, high-yield municipal bonds generally delivered gains for the 12-month period. In this environment, our sector allocation decisions were broadly positive and drove performance. Overweight positions versus the index in charter schools and retirement communities were top contributors. These allocations more than offset slightly negative results from an underweight position in the multifamily housing sector.
•	Our security selection efforts also boosted results, largely due to our choices in the retirement community, student housing, state and local general obligation and multifamily housing sectors. These positions more than offset negative results from selections in the special tax, hospital and corporate municipal sectors.
•	Anticipating a slowing economy and declining interest rate environment, we maintained a slightly longer-than-index duration position. However, the economy remained resilient, inflation stayed elevated and rates rose overall. In that environment, the fund's duration, which we managed using cash municipal bonds and U.S. Treasury futures, detracted from relative results. But favorable positioning along the municipal bond yield curve helped temper the negative duration effects.
•	High-yield munis outperformed their investment-grade peers during the period. Compared with the index, which invests evenly in investment-grade and high-yield munis, the fund ended the period with an overweight to high-yield securities. Within the high-yield allocation, our security selections among nonrated munis detracted from results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2014, through May 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	5.30%	1.32%	3.23%
Regulatory Index
S&P National AMT-Free Municipal Bond	2.44%	0.96%	2.20%
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	5.06%	1.72%	3.38%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 577,940,023	$ 577,940,023
Holdings Count | holding	349	349
Advisory Fees Paid, Amount	$ 2,896,217
Investment Company, Portfolio Turnover	37.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	98.8%	Weighted Average Life to Maturity	19 years
Short-Term Investments	0.0%	Modified Duration	9 years
Other Assets and Liabilities	1.2%

C000088012 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Municipal Fund
Class Name	I Class
Trading Symbol	AYMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Municipal Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund I Class returned 5.51% for the reporting period ended May 31, 2024.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Aided by a late-2023 rally, high-yield municipal bonds generally delivered gains for the 12-month period. In this environment, our sector allocation decisions were broadly positive and drove performance. Overweight positions versus the index in charter schools and retirement communities were top contributors. These allocations more than offset slightly negative results from an underweight position in the multifamily housing sector.
•	Our security selection efforts also boosted results, largely due to our choices in the retirement community, student housing, state and local general obligation and multifamily housing sectors. These positions more than offset negative results from selections in the special tax, hospital and corporate municipal sectors.
•	Anticipating a slowing economy and declining interest rate environment, we maintained a slightly longer-than-index duration position. However, the economy remained resilient, inflation stayed elevated and rates rose overall. In that environment, the fund's duration, which we managed using cash municipal bonds and U.S. Treasury futures, detracted from relative results. But favorable positioning along the municipal bond yield curve helped temper the negative duration effects.
•	High-yield munis outperformed their investment-grade peers during the period. Compared with the index, which invests evenly in investment-grade and high-yield munis, the fund ended the period with an overweight to high-yield securities. Within the high-yield allocation, our security selections among nonrated munis detracted from results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2014, through May 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	5.51%	1.52%	3.43%
Regulatory Index
S&P National AMT-Free Municipal Bond	2.44%	0.96%	2.20%
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	5.06%	1.72%	3.38%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 577,940,023	$ 577,940,023
Holdings Count | holding	349	349
Advisory Fees Paid, Amount	$ 2,896,217
Investment Company, Portfolio Turnover	37.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	98.8%	Weighted Average Life to Maturity	19 years
Short-Term Investments	0.0%	Modified Duration	9 years
Other Assets and Liabilities	1.2%

C000189766 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Municipal Fund
Class Name	Y Class
Trading Symbol	AYMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Municipal Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund Y Class returned 5.66% for the reporting period ended May 31, 2024.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Aided by a late-2023 rally, high-yield municipal bonds generally delivered gains for the 12-month period. In this environment, our sector allocation decisions were broadly positive and drove performance. Overweight positions versus the index in charter schools and retirement communities were top contributors. These allocations more than offset slightly negative results from an underweight position in the multifamily housing sector.
•	Our security selection efforts also boosted results, largely due to our choices in the retirement community, student housing, state and local general obligation and multifamily housing sectors. These positions more than offset negative results from selections in the special tax, hospital and corporate municipal sectors.
•	Anticipating a slowing economy and declining interest rate environment, we maintained a slightly longer-than-index duration position. However, the economy remained resilient, inflation stayed elevated and rates rose overall. In that environment, the fund's duration, which we managed using cash municipal bonds and U.S. Treasury futures, detracted from relative results. But favorable positioning along the municipal bond yield curve helped temper the negative duration effects.
•	High-yield munis outperformed their investment-grade peers during the period. Compared with the index, which invests evenly in investment-grade and high-yield munis, the fund ended the period with an overweight to high-yield securities. Within the high-yield allocation, our security selections among nonrated munis detracted from results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017, through May 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	5.66%	1.55%	2.98%	4/10/17
Regulatory Index
S&P National AMT-Free Municipal Bond	2.44%	0.96%	1.93%	—
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	5.06%	1.72%	2.87%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 577,940,023	$ 577,940,023
Holdings Count | holding	349	349
Advisory Fees Paid, Amount	$ 2,896,217
Investment Company, Portfolio Turnover	37.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	98.8%	Weighted Average Life to Maturity	19 years
Short-Term Investments	0.0%	Modified Duration	9 years
Other Assets and Liabilities	1.2%

C000017686 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Municipal Fund
Class Name	A Class
Trading Symbol	AYMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Municipal Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund A Class returned 5.03% for the reporting period ended May 31, 2024.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Aided by a late-2023 rally, high-yield municipal bonds generally delivered gains for the 12-month period. In this environment, our sector allocation decisions were broadly positive and drove performance. Overweight positions versus the index in charter schools and retirement communities were top contributors. These allocations more than offset slightly negative results from an underweight position in the multifamily housing sector.
•	Our security selection efforts also boosted results, largely due to our choices in the retirement community, student housing, state and local general obligation and multifamily housing sectors. These positions more than offset negative results from selections in the special tax, hospital and corporate municipal sectors.
•	Anticipating a slowing economy and declining interest rate environment, we maintained a slightly longer-than-index duration position. However, the economy remained resilient, inflation stayed elevated and rates rose overall. In that environment, the fund's duration, which we managed using cash municipal bonds and U.S. Treasury futures, detracted from relative results. But favorable positioning along the municipal bond yield curve helped temper the negative duration effects.
•	High-yield munis outperformed their investment-grade peers during the period. Compared with the index, which invests evenly in investment-grade and high-yield munis, the fund ended the period with an overweight to high-yield securities. Within the high-yield allocation, our security selections among nonrated munis detracted from results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2014, through May 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	5.03%	1.06%	2.97%
A Class - with sales charge	0.31%	0.14%	2.50%
Regulatory Index
S&P National AMT-Free Municipal Bond	2.44%	0.96%	2.20%
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	5.06%	1.72%	3.38%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 577,940,023	$ 577,940,023
Holdings Count | holding	349	349
Advisory Fees Paid, Amount	$ 2,896,217
Investment Company, Portfolio Turnover	37.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	98.8%	Weighted Average Life to Maturity	19 years
Short-Term Investments	0.0%	Modified Duration	9 years
Other Assets and Liabilities	1.2%

C000017688 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Municipal Fund
Class Name	C Class
Trading Symbol	AYMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Municipal Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$163	1.60%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund C Class returned 4.25% for the reporting period ended May 31, 2024.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Aided by a late-2023 rally, high-yield municipal bonds generally delivered gains for the 12-month period. In this environment, our sector allocation decisions were broadly positive and drove performance. Overweight positions versus the index in charter schools and retirement communities were top contributors. These allocations more than offset slightly negative results from an underweight position in the multifamily housing sector.
•	Our security selection efforts also boosted results, largely due to our choices in the retirement community, student housing, state and local general obligation and multifamily housing sectors. These positions more than offset negative results from selections in the special tax, hospital and corporate municipal sectors.
•	Anticipating a slowing economy and declining interest rate environment, we maintained a slightly longer-than-index duration position. However, the economy remained resilient, inflation stayed elevated and rates rose overall. In that environment, the fund's duration, which we managed using cash municipal bonds and U.S. Treasury futures, detracted from relative results. But favorable positioning along the municipal bond yield curve helped temper the negative duration effects.
•	High-yield munis outperformed their investment-grade peers during the period. Compared with the index, which invests evenly in investment-grade and high-yield munis, the fund ended the period with an overweight to high-yield securities. Within the high-yield allocation, our security selections among nonrated munis detracted from results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2014, through May 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	4.25%	0.31%	2.20%
Regulatory Index
S&P National AMT-Free Municipal Bond	2.44%	0.96%	2.20%
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	5.06%	1.72%	3.38%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 577,940,023	$ 577,940,023
Holdings Count | holding	349	349
Advisory Fees Paid, Amount	$ 2,896,217
Investment Company, Portfolio Turnover	37.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	98.8%	Weighted Average Life to Maturity	19 years
Short-Term Investments	0.0%	Modified Duration	9 years
Other Assets and Liabilities	1.2%

C000017689 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Tax-Free Bond Fund
Class Name	Investor Class
Trading Symbol	TWTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund Investor Class returned 2.81% for the reporting period ended May 31, 2024.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Aided by a late-2023 rally, municipal bonds generally delivered gains for the 12-month period. In this environment, our sector allocation decisions were broadly positive and drove the fund's performance. Overweight positions versus the index in the corporate municipal and student housing sectors and an out-of-index position in the retirement community sector were top contributors.
•	Positive security selection efforts throughout the portfolio also lifted the fund's results. Our choices in the special tax, local general obligation and charter school sectors were top contributors. No portfolio sector yielded negative security selection results for the 12-month period.
•	Anticipating a slowing economy and declining interest rate environment, we maintained a slightly longer-than-index duration position. However, the economy remained resilient, inflation stayed elevated and rates rose overall. In that environment, the fund's duration, which we managed using cash municipal bonds and U.S. Treasury futures, detracted from relative results. But favorable positioning along the municipal bond yield curve helped temper the negative duration effects.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2014, through May 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	2.81%	1.00%	1.85%
Regulatory Index
S&P National AMT-Free Municipal Bond	2.44%	0.96%	2.20%
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	2.19%	1.06%	1.97%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,650,785,860	$ 3,650,785,860
Holdings Count | holding	1,496	1,496
Advisory Fees Paid, Amount	$ 10,358,170
Investment Company, Portfolio Turnover	46.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	100.1%	Weighted Average Life to Maturity	10 years
Short-Term Investments	0.0%	Modified Duration	5 years
Other Assets and Liabilities	(0.1)%

C000017691 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Tax-Free Bond Fund
Class Name	I Class
Trading Symbol	AXBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$27	0.27%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund I Class returned 3.02% for the reporting period ended May 31, 2024.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Aided by a late-2023 rally, municipal bonds generally delivered gains for the 12-month period. In this environment, our sector allocation decisions were broadly positive and drove the fund's performance. Overweight positions versus the index in the corporate municipal and student housing sectors and an out-of-index position in the retirement community sector were top contributors.
•	Positive security selection efforts throughout the portfolio also lifted the fund's results. Our choices in the special tax, local general obligation and charter school sectors were top contributors. No portfolio sector yielded negative security selection results for the 12-month period.
•	Anticipating a slowing economy and declining interest rate environment, we maintained a slightly longer-than-index duration position. However, the economy remained resilient, inflation stayed elevated and rates rose overall. In that environment, the fund's duration, which we managed using cash municipal bonds and U.S. Treasury futures, detracted from relative results. But favorable positioning along the municipal bond yield curve helped temper the negative duration effects.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2014, through May 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	3.02%	1.19%	2.06%
Regulatory Index
S&P National AMT-Free Municipal Bond	2.44%	0.96%	2.20%
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	2.19%	1.06%	1.97%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,650,785,860	$ 3,650,785,860
Holdings Count | holding	1,496	1,496
Advisory Fees Paid, Amount	$ 10,358,170
Investment Company, Portfolio Turnover	46.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	100.1%	Weighted Average Life to Maturity	10 years
Short-Term Investments	0.0%	Modified Duration	5 years
Other Assets and Liabilities	(0.1)%

C000189767 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Tax-Free Bond Fund
Class Name	Y Class
Trading Symbol	ATBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund Y Class returned 2.95% for the reporting period ended May 31, 2024.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Aided by a late-2023 rally, municipal bonds generally delivered gains for the 12-month period. In this environment, our sector allocation decisions were broadly positive and drove the fund's performance. Overweight positions versus the index in the corporate municipal and student housing sectors and an out-of-index position in the retirement community sector were top contributors.
•	Positive security selection efforts throughout the portfolio also lifted the fund's results. Our choices in the special tax, local general obligation and charter school sectors were top contributors. No portfolio sector yielded negative security selection results for the 12-month period.
•	Anticipating a slowing economy and declining interest rate environment, we maintained a slightly longer-than-index duration position. However, the economy remained resilient, inflation stayed elevated and rates rose overall. In that environment, the fund's duration, which we managed using cash municipal bonds and U.S. Treasury futures, detracted from relative results. But favorable positioning along the municipal bond yield curve helped temper the negative duration effects.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017, through May 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	2.95%	1.22%	2.05%	4/10/17
Regulatory Index
S&P National AMT-Free Municipal Bond	2.44%	0.96%	1.93%	—
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	2.19%	1.06%	1.85%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,650,785,860	$ 3,650,785,860
Holdings Count | holding	1,496	1,496
Advisory Fees Paid, Amount	$ 10,358,170
Investment Company, Portfolio Turnover	46.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	100.1%	Weighted Average Life to Maturity	10 years
Short-Term Investments	0.0%	Modified Duration	5 years
Other Assets and Liabilities	(0.1)%

C000088013 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Tax-Free Bond Fund
Class Name	A Class
Trading Symbol	TWWOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund A Class returned 2.56% for the reporting period ended May 31, 2024.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Aided by a late-2023 rally, municipal bonds generally delivered gains for the 12-month period. In this environment, our sector allocation decisions were broadly positive and drove the fund's performance. Overweight positions versus the index in the corporate municipal and student housing sectors and an out-of-index position in the retirement community sector were top contributors.
•	Positive security selection efforts throughout the portfolio also lifted the fund's results. Our choices in the special tax, local general obligation and charter school sectors were top contributors. No portfolio sector yielded negative security selection results for the 12-month period.
•	Anticipating a slowing economy and declining interest rate environment, we maintained a slightly longer-than-index duration position. However, the economy remained resilient, inflation stayed elevated and rates rose overall. In that environment, the fund's duration, which we managed using cash municipal bonds and U.S. Treasury futures, detracted from relative results. But favorable positioning along the municipal bond yield curve helped temper the negative duration effects.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2014, through May 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	2.56%	0.73%	1.60%
A Class - with sales charge	-2.06%	-0.19%	1.13%
Regulatory Index
S&P National AMT-Free Municipal Bond	2.44%	0.96%	2.20%
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	2.19%	1.06%	1.97%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,650,785,860	$ 3,650,785,860
Holdings Count | holding	1,496	1,496
Advisory Fees Paid, Amount	$ 10,358,170
Investment Company, Portfolio Turnover	46.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	100.1%	Weighted Average Life to Maturity	10 years
Short-Term Investments	0.0%	Modified Duration	5 years
Other Assets and Liabilities	(0.1)%

C000088014 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Tax-Free Bond Fund
Class Name	C Class
Trading Symbol	TWTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$148	1.47%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund C Class returned 1.79% for the reporting period ended May 31, 2024.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Aided by a late-2023 rally, municipal bonds generally delivered gains for the 12-month period. In this environment, our sector allocation decisions were broadly positive and drove the fund's performance. Overweight positions versus the index in the corporate municipal and student housing sectors and an out-of-index position in the retirement community sector were top contributors.
•	Positive security selection efforts throughout the portfolio also lifted the fund's results. Our choices in the special tax, local general obligation and charter school sectors were top contributors. No portfolio sector yielded negative security selection results for the 12-month period.
•	Anticipating a slowing economy and declining interest rate environment, we maintained a slightly longer-than-index duration position. However, the economy remained resilient, inflation stayed elevated and rates rose overall. In that environment, the fund's duration, which we managed using cash municipal bonds and U.S. Treasury futures, detracted from relative results. But favorable positioning along the municipal bond yield curve helped temper the negative duration effects.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2014, through May 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	1.79%	-0.02%	0.84%
Regulatory Index
S&P National AMT-Free Municipal Bond	2.44%	0.96%	2.20%
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	2.19%	1.06%	1.97%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,650,785,860	$ 3,650,785,860
Holdings Count | holding	1,496	1,496
Advisory Fees Paid, Amount	$ 10,358,170
Investment Company, Portfolio Turnover	46.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	100.1%	Weighted Average Life to Maturity	10 years
Short-Term Investments	0.0%	Modified Duration	5 years
Other Assets and Liabilities	(0.1)%

C000017692 [Member]
Shareholder Report [Line Items]
Fund Name	Tax-Free Money Market Fund
Class Name	Investor Class
Trading Symbol	BNTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tax-Free Money Market Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Net Assets	$ 165,117,755	$ 165,117,755
Holdings Count | holding	93	93
Advisory Fees Paid, Amount	$ 806,154
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$165,117,755
Management Fees (dollars paid during the reporting period)	$806,154
Total Number of Portfolio Holdings	93
7-Day Current Yield - Investor Class	3.06%
7-Day Effective Yield - Investor Class	3.10%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	99.2%	Weighted Average Maturity	11 days
Other Assets and Liabilities	0.8%	Weighted Average Life	11 days